S000106341 [Member] Investment Strategy - Goldman Sachs Income ETF	Mar. 31, 2026
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (“Net Assets”) in fixed income securities. A fixed income security is a debt instrument issued by a company, government or other entity to borrow money. The issuer typically pays a fixed, variable, or floating rate of interest and must repay the amount borrowed, usually at the maturity of the security. Fixed income securities include U.S. Government securities (such as U.S. Treasury securities or Treasury inflation protected securities and including agency issued adjustable rate and fixed rate mortgage-backed securities or other mortgage-related securities (“Agency Mortgage-Backed Securities”)), non‑U.S. sovereign debt, agency securities, corporate debt securities, privately issued adjustable rate and fixed rate mortgage-backed securities or other mortgage-related securities (“Private Mortgage-Backed Securities” and, together with Agency Mortgage-Backed Securities, “Mortgage-Backed Securities”), asset-backed securities (including collateralized loan obligations (“CLOs”)), custodial receipts, municipal securities, loan participations and loan assignments and convertible securities. The Fund’s investments in loan participations and loan assignments may include, but are not limited to: (a) senior secured floating rate and fixed rate loans or debt (“Senior Loans”), (b) second lien or other subordinated or unsecured floating rate and fixed rate loans or debt (“Second Lien Loans”) and (c) other types of secured or unsecured loans with fixed, floating or variable interest rates. The Fund may invest in fixed income securities of any maturity.
The Fund invests in a multi-sector portfolio of U.S. and foreign investment grade and non‑investment grade fixed income investments of varying maturities. The Fund’s investment sectors include, but are not limited to: (a) government securities, (b) corporate debt securities, (c) commercial and residential mortgage-backed securities, (d) asset-backed securities (including CLOs) and (e) emerging countries debt denominated in both U.S. dollars and foreign currencies. The Fund may not have exposure to all of these investment sectors, and the Fund’s exposure to any one investment sector may vary over time.
Non‑investment grade fixed income securities are securities rated BB+, Ba1 or below by a nationally recognized statistical rating organization (“NRSRO”), or, if unrated, determined by the Investment Adviser to be of comparable credit quality.
The Fund may invest up to 35% of its total assets measured at the time of purchase (“Total Assets”) in sovereign and corporate debt securities and other instruments of issuers in emerging market countries (“emerging countries debt”). Such investments may include sovereign debt issued by emerging countries that have sovereign ratings below investment grade or that are unrated. The Fund’s investments may be denominated in currencies other than the U.S. dollar.
The Fund may invest up to 10% of its Total Assets in privately issued corporate debt securities and other obligations issued by private companies, including privately issued credit obligations and related instruments, and up to an additional 10% of its Total Assets in equity investments, including preferred securities and dividend paying common stocks.
The Fund may engage in forward foreign currency transactions for both hedging and non‑hedging purposes. The Fund also intends to invest in other derivative instruments. Derivatives are instruments that have a value based on another instrument, exchange rate, interest rate or index. Derivatives instruments used by the Fund will be counted toward the Fund’s 80% investment policy to the extent they provide investment exposure to investments included within that policy or to one or more of the market risk factors associated with investments included in that policy. The Fund’s investments in derivatives may include, in addition to forward foreign currency exchange contracts, futures contracts (including interest rate futures and treasury and sovereign bond futures), options (including options on futures contracts, swaps, bonds, stocks and indexes), swaps (including credit default, index, basis, total return, volatility, interest rate and currency swaps), and other forward contracts. The Fund may use derivatives instead of buying and selling bonds to manage duration, to gain exposure or to short individual securities or to gain exposure to a credit or asset backed index. The Fund may gain exposure to Agency Mortgage-Backed Securities through several methods, including by utilizing to‑be‑announced (“TBA”) agreements in Agency Mortgage-Backed Securities or through the use of reverse repurchase agreements. TBA agreements for Agency Mortgage-Backed
Securities are standardized contracts for future delivery of fixed-rate mortgage pass-through securities in which the exact mortgage pools to be delivered are not specified until shortly before settlement. A reverse repurchase agreement enables the Fund to gain exposure to specified pools of Agency Mortgage-Backed Securities by purchasing them on a forward settling basis and using the proceeds of the reverse repurchase agreement to settle the trade.
The Fund may implement short positions and may do so by using swaps, options or futures, TBA agreements in Agency mortgage-backed securities, or through short sales of any instrument that the Fund may purchase for investment. For example, the Fund may enter into a futures contract pursuant to which it agrees to sell an asset (that it does not currently own) at a specified price at a specified point in the future. This gives the Fund a short position with respect to that asset. The Fund will benefit to the extent the asset decreases in value (and will be harmed to the extent the asset increases in value) between the time it enters into the futures contract and the agreed date of sale. Alternatively, the Fund may sell an instrument (e.g., a bond, or a futures contract) it does not own in anticipation of a decline in the market value of the instrument, and then borrow the instrument to make delivery to the buyer. In these transactions, the Fund is obligated to replace the instrument borrowed by purchasing it at the market price at the time of replacement. The Fund uses short positions and derivatives for both investment and hedging purposes.
The Fund may also seek to obtain exposure to fixed income investments through investments in affiliated or unaffiliated investment companies, including exchange-traded funds (“ETFs”).
The Fund’s target average duration range under normal interest rate conditions is expected to be between 0 and 8 years, and over the last five years ended June 30, 2026, the duration of the Bloomberg U.S. Aggregate Bond Index has ranged between 5.79 and 6.53 years. “Duration” is a measure of a debt security’s price sensitivity to changes in interest rates. The longer the duration of the Fund (or an individual debt security), the more sensitive its market price to changes in interest rates. For example, if market interest rates increase by 1%, the market price of a debt security with a positive duration of 3 years will generally decrease by approximately 3%. Conversely, a 1% decline in market interest rates will generally result in an increase of approximately 3% of that security’s market price.
The Investment Adviser employs a fundamental investment process that may integrate environmental, social and governance (“ESG”) factors alongside traditional fundamental factors. No one factor or consideration is determinative in the fundamental investment process.
The Investment Adviser measures the Fund’s performance against the Bloomberg U.S. Aggregate Bond Index.
The Fund is an actively managed ETF, which is a fund that trades like other publicly traded securities. The Fund is not an index fund and does not seek to replicate the performance of a specified index.

Strategy Portfolio Concentration [Text]	The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (“Net Assets”) in fixed income securities.